Retirement benefit obligations (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit scheme obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2023 £m	At 31 Dec 2022 £m

Defined benefit pension schemes:
Present value of funded obligations	(27,482)	(28,965)
Fair value of scheme assets	32,081	32,697
Net pension scheme asset	4,599	3,732
Other post-retirement schemes	(34)	(35)
Total amounts recognised in the balance sheet	4,565	3,697

Recognised on the balance sheet as:
Retirement benefit assets	4,685	3,823
Retirement benefit obligations	(120)	(126)
Total amounts recognised in the balance sheet	4,565	3,697

Schedule of movements in net post-retirement defined benefit scheme asset
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2023	3,697
Income statement charge	37
Employer contributions	950
Remeasurement	(119)
Asset at 30 June 2023	4,565

Schedule of charges to income statement
The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m	Half-year to 31 Dec 2022 £m

Defined benefit schemes	(37)	68	57
Defined contribution schemes	190	167	163
Total charge to the income statement	153	235	220

Schedule of principal assumptions used in valuations
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2023%	At 31 Dec 2022%

Discount rate	5.39	4.93
Rate of inflation:
Retail Price Index (RPI)	3.22	3.13
Consumer Price Index (CPI)	2.77	2.69
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.89	2.84